FORUM                   SEMI-ANNUAL REPORT
FUNDS                   FEBRUARY 28, 2002




                        DAILY ASSETS TREASURY OBLIGATIONS FUND

                        DAILY ASSETS GOVERNMENT FUND

                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                        DAILY ASSETS CASH FUND




                            [IMAGE: GREEK COLLISSUM]

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
FEBRUARY 28, 2002

--------------------------------------------------------------------------------


Dear Shareholders:


We are pleased to report that Daily Assets Funds continued to experience asset growth since our last report to you. As of February 28, 2002, the Funds' assets totaled over $456 million - an increase of almost 6% for the six months ended as of that date. Daily Assets Treasury Obligations Fund marked the most significant gain, with a 10.6% increase in total net assets.

Along with increased assets, Daily Assets Funds' Institutional Shares had strong performance relative to their peers. The table below reflects total returns for the one- and three-year time periods versus the average of the Funds' respective peers, as well as the Funds' 7-day simple yield as of February 28, 2002. As always, past performance is no guarantee of future results and investment return will fluctuate.*


                                                                                                             7-DAY
                                                                                1-YEAR        3-YEAR     SIMPLE YIELD

DAILY ASSETS TREASURY OBLIGATIONS FUND                                           3.11          4.75          1.55
iMoneyNet Inc.'s Treasury and Repo Institutional Category                        2.97          4.56

DAILY ASSETS GOVERNMENT FUND                                                     3.33          4.94          1.54
iMoneyNet Inc.'s Government and Agencies Institutional (No Repo) Category        3.08          3.39

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                         3.45          5.00          2.13
iMoneyNet Inc.'s Government and Agencies Institutional Category                  3.13          4.75

DAILY ASSETS CASH FUND                                                           3.52          5.09          1.87
iMoneyNet Inc.'s First Tier Institutional Category                               3.23          4.88


From late 2000 through December 2001, our portfolio management team maintained longer average maturities for the Daily Assets Government Obligations Fund and Daily Assets Cash Fund portfolios. This strategy put the Funds in an excellent position to take advantage of the Federal Funds rate cuts that followed the September 11 tragedy. During the last quarter of 2001, the Federal Reserve Bank reduced the Federal Funds rate from 3 1/2% to the current 1 3/4% in anticipation of a recession and an overall weak economic environment. In recent months, our portfolio management team has reduced the average maturities of all of the Funds' portfolios in anticipation of an economic recovery that we believe has already begun.

We want to take the time to thank all of our investors for their continued support. We appreciate your continued trust and confidence. Please feel free to call us with your questions or comments at (800) 943-6786 or (207) 879-0001.


Sincerely,

/s/ John Y. Keffer

John Y. Keffer, Chairman


*PEER GROUP RETURNS ARE BASED ON IMONEYNET, INC.'S MONEY FUND REPORT AVERAGESTM FOR ONE- AND THREE-YEAR PERIODS ENDED FEBRUARY 28, 2002. THE 7-DAY SIMPLE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUNDS THAN THE TOTAL RETURN QUOTATIONS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM.

AVERAGE ANNUAL TOTAL RETURN AND YIELD INFORMATION AS OF MARCH 31, 2002 FOR DAILY ASSETS FUNDS' INSTITUTIONAL SHARES ARE AS FOLLOWS:

                                                                         SINCE              7-DAY
                                             1-YEAR       3-YEAR       INCEPTION         SIMPLE YIELD

DAILY ASSETS TREASURY OBLIGATIONS FUND        2.81         4.66        4.80 (1/22/98)       1.58
DAILY ASSETS GOVERNMENT FUND                  3.03         4.84        4.88 (7/01/98)       1.56
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND      3.16         4.91        5.03 (1/30/98)       1.84
DAILY ASSETS CASH FUND                        3.22         5.00        5.10 (3/13/98)       1.80



                                      1                              FORUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       DAILY ASSETS                      DAILY ASSETS
                                                        TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                       OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                          FUND              FUND             FUND              FUND
                                                     ---------------- ---------------- ----------------- ----------------

ASSETS
 Total investment at value (Notes 1 and 2)              $202,826,341     $ 28,946,712      $103,177,418     $121,940,012
 Organization costs, net of amortization (Note 2)              1,043                -             1,332                -
 Prepaid expenses                                              3,078              482             1,904            1,797
 Receivable for Fees Reimbursed                               13,743                -                 -                -
                                                     ---------------- ---------------- ----------------- ----------------

Total Assets                                             202,844,205       28,947,194       103,180,654      121,941,809
                                                     ---------------- ---------------- ----------------- ----------------

LIABILITIES
 Dividends payable                                           204,575           32,248           133,770          111,934
 Payable to Administrator                                        808                -                 -            1,499
 Accrued expenses                                             14,784            5,538             4,898           17,538
                                                     ---------------- ---------------- ----------------- ----------------

Total Liabilities                                            220,167           37,786           138,668          130,971
                                                     ---------------- ---------------- ----------------- ----------------

NET ASSETS                                              $202,624,038     $ 28,909,408      $103,041,986     $121,810,838
                                                     ================ ================ ================= ================

COMPONENTS OF NET ASSETS
 Paid in capital                                        $202,615,035       28,912,382       103,031,751      121,807,652
 Undistributed net investment income                           2,500           21,267             1,238               48
 Accumulated net realized gain (loss)                          6,503          (24,241)            8,997            3,138
                                                     ---------------- ---------------- ----------------- ----------------

NET ASSETS                                              $202,624,038     $ 28,909,408      $103,041,986     $121,810,838
                                                     ================ ================ ================= ================

NET ASSETS BY SHARE CLASS
 Institutional Shares                                   $190,045,376     $ 26,724,024      $ 60,411,993     $ 65,795,750
 Institutional Service Shares                             12,578,662        1,334,958        42,226,667       55,515,253
 Investor Shares                                                   -          850,426           403,326          499,835
                                                     ---------------- ---------------- ----------------- ----------------

NET ASSETS                                              $202,624,038     $ 28,909,408      $103,041,986     $121,810,838
                                                     ================ ================ ================= ================

SHARES OF BENEFICIAL INTEREST
 Institutional Shares                                    190,037,852       26,726,707        60,406,637       65,794,265
 Institutional Service Shares                             12,577,183        1,335,391        42,221,821       55,513,575
 Investor Shares                                                   -          850,471           403,294          499,811

NET ASSET VALUE PER SHARE (OFFERING AND
 REDEMPTION PRICE PER SHARE) FOR ALL SHARES                   $ 1.00           $ 1.00            $ 1.00           $ 1.00


See Notes to Financial Statements.        2                          Forum Funds

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                      FUND             FUND             FUND              FUND
                                                                ---------------- ---------------- ----------------- ----------------
NET INVESTMENT INCOME ALLOCATED
 FROM PORTFOLIOS
 Interest income                                                    $ 2,104,616        $ 388,683       $ 1,529,373      $ 1,656,552
 Net expenses                                                          (113,323)         (22,802)          (62,467)         (68,174)
                                                                ---------------- ---------------- ----------------- ----------------
Net Investment Income Allocated from Portfolios (Note 2)              1,991,293          365,881         1,466,906        1,588,378
                                                                ---------------- ---------------- ----------------- ----------------

EXPENSES
 Administration (Note 3)
  Institutional Shares                                                   42,670            6,912            12,509           16,980
  Institutional Service Shares                                            3,693              548            14,757           13,780
  Investor Shares                                                             -              133               102              184
 Transfer Agency (Note 3)
  Institutional Shares                                                   49,204           13,119            18,684           23,302
  Institutional Service Shares                                           13,609            7,451            36,059           34,716
  Investor Shares                                                             -            6,918             6,529            7,440
 Shareholder Services (Note 3)
  Institutional Service Shares                                           18,466            2,740            73,784           68,899
  Investor Shares                                                             -              664               510              919
 Distribution-Investor Shares (Note 3)                                        -              398               612            1,103
 Accounting (Note 3)                                                     12,000           18,000            18,000           18,000
 Professional services                                                    9,851            4,227             6,835            6,048
 Trustees                                                                 4,826              783             2,643            3,047
 Compliance                                                               1,903           11,694             5,159            6,130
 Reporting                                                                  455              150               441              564
 Amortization of organization costs (Note 2)                                587                -               730                -
 Insurance expense                                                        3,077              482             1,904            1,797
 Miscellaneous                                                            9,385            3,506             6,957            9,618
                                                                ---------------- ---------------- ----------------- ----------------
Total Expenses                                                          169,726           77,725           206,215          212,527
 Expenses reimbursed and fees waived (Note 4)                           (75,320)         (65,325)          (81,742)         (82,899)
                                                                ---------------- ---------------- ----------------- ----------------
Net Expenses                                                             94,406           12,400           124,473          129,628
                                                                ---------------- ---------------- ----------------- ----------------

NET INVESTMENT INCOME                                                 1,896,887          353,481         1,342,433        1,458,750

NET REALIZED GAIN ON INVESTMENTS ALLOCATED
 FROM PORTFOLIOS (Note 2)                                                     -                2             2,279            2,407
                                                                ---------------- ---------------- ----------------- ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 1,896,887        $ 353,483       $ 1,344,712      $ 1,461,157
                                                                ================ ================ ================= ================


See Notes to Financial Statements.        3                          Forum Funds

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED AUGUST 31, 2001 AND SIX MONTHS ENDED FEBRUARY 28, 2002
--------------------------------------------------------------------------------

                                                               DAILY ASSETS                      DAILY ASSETS
                                                                TREASURY       DAILY ASSETS     GOVERNMENT      DAILY ASSETS
                                                               OBLIGATIONS      GOVERNMENT      OBLIGATIONS         CASH
                                                                  FUND             FUND            FUND             FUND
                                                             ---------------- --------------- ---------------- ----------------

NET ASSETS - AUGUST 31, 2000                                    $115,770,570    $ 43,358,584     $ 92,661,547     $ 98,926,161
-----------------------------
                                                             ---------------- --------------- ---------------- ----------------
OPERATIONS
 Net investment income                                             8,515,171       2,018,375        4,922,933        5,297,565
 Net realized gain on investments allocated from Portfolios           12,186           1,733            6,678            1,223
                                                             ---------------- --------------- ---------------- ----------------
Net Increase in Net Assets from Operations                         8,527,357       2,020,108        4,929,611        5,298,788
                                                             ---------------- --------------- ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income-Institutional Shares                       (7,907,886)     (1,868,231)      (2,391,505)      (2,568,312)
 Net investment income-Institutional Service Shares                 (657,523)       (139,294)      (2,546,952)      (2,725,454)
 Net investment income-Investor Shares                                  (380)        (20,075)         (14,804)         (35,327)
 Net realized gain on investments-Institutional Shares                     -               -             (159)               -
 Net realized gain on investments-Institutional Service Shares             -               -             (133)               -
 Net realized gain on investments-Investor Shares                          -               -               (1)               -
                                                             ---------------- --------------- ---------------- ----------------
Total Distributions to Shareholders                               (8,565,789)     (2,027,600)      (4,953,554)      (5,329,093)
                                                             ---------------- --------------- ---------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
 Sale of shares-Institutional Shares                             360,995,739      28,877,118      100,203,443      246,112,408
 Sale of shares-Institutional Service Shares                     136,457,135      11,357,660      309,117,614      522,541,341
 Sale of shares-Investor Shares                                      149,185       1,284,618        3,884,874        2,891,446
 Reinvestment of distributions-Institutional Shares                    5,874          11,079               41          380,497
 Reinvestment of distributions-Institutional Service Shares          442,141          98,593        1,100,060        2,031,186
 Reinvestment of distributions-Investor Shares                           372          19,815           14,716           34,741
 Redemption of shares-Institutional Shares                      (301,743,805)    (39,558,748)     (79,005,411)    (232,379,191)
 Redemption of shares-Institutional Service Shares              (128,695,990)    (11,937,705)    (320,790,221)    (522,511,528)
 Redemption of shares-Investor Shares                               (174,687)     (1,318,073)      (3,941,109)      (6,674,592)
                                                             ---------------- --------------- ---------------- ----------------
Net Increase (Decrease) from Capital Share Transactions           67,435,964     (11,165,643)      10,584,007       12,426,308
                                                             ---------------- --------------- ---------------- ----------------
Net Increase (Decrease) in Net Assets                             67,397,532     (11,173,135)      10,560,064       12,396,003
                                                             ---------------- --------------- ---------------- ----------------
NET ASSETS - AUGUST 31, 2001 (INCLUDING (A))                     183,168,102      32,185,449      103,221,611      111,322,164
--------------------------------------------                 ---------------- --------------- ---------------- ----------------
OPERATIONS
 Net investment income                                             1,896,887         353,481        1,342,433        1,458,750
 Net realized gain on investments allocated from Portfolios                -               2            2,279            2,407
                                                             ---------------- --------------- ---------------- ----------------
Net Increase in Net Assets from Operations                         1,896,887         353,483        1,344,712        1,461,157
                                                             ---------------- --------------- ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income-Institutional Shares                       (1,715,539)       (316,509)        (627,604)        (816,095)
 Net investment income-Institutional Service Shares                 (130,729)        (23,533)        (680,551)        (604,599)
 Net investment income-Investor Shares                                     -          (4,211)          (3,656)          (6,528)
                                                             ---------------- --------------- ---------------- ----------------
Total Distributions to Shareholders                               (1,846,268)       (344,253)      (1,311,811)      (1,427,222)
                                                             ---------------- --------------- ---------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
 Sale of shares-Institutional Shares                             170,693,029      11,182,184       37,713,190      119,249,780
 Sale of shares-Institutional Service Shares                      76,042,664       4,919,238      172,153,296      260,317,476
 Sale of shares-Investor Shares                                            -         747,058        2,731,093        2,948,461
 Reinvestment of distributions-Institutional Shares                      174           3,349            7,710          122,006
 Reinvestment of distributions-Institutional Service Shares           59,558          18,126          207,186          493,196
 Reinvestment of distributions-Investor Shares                             -           4,318            3,747            6,669
 Redemption of shares-Institutional Shares                      (148,287,594)    (13,569,648)     (33,420,491)    (109,856,415)
 Redemption of shares-Institutional Service Shares               (79,102,514)     (6,260,690)    (176,912,645)    (259,786,408)
 Redemption of shares-Investor Shares                                      -        (329,206)      (2,695,612)      (3,040,026)
                                                             ---------------- --------------- ---------------- ----------------
Net Increase (Decrease) from Capital Share Transactions           19,405,317      (3,285,271)        (212,526)      10,454,739
                                                             ---------------- --------------- ---------------- ----------------
Net Increase (Decrease) in Net Assets                             19,455,936      (3,276,041)        (179,625)      10,488,674
                                                             ---------------- --------------- ---------------- ----------------
NET ASSETS - FEBRUARY 28, 2002 (INCLUDING (B) UNAUDITED)        $202,624,038    $ 28,909,408     $103,041,986     $121,810,838
--------------------------------------------------------     ================ =============== ================ ================

(A)  Undistributed (distributions in excess of) net
     investment income, August 31, 2001                            $ (48,119)       $ 12,039        $ (29,384)       $ (31,480)
                                                             ================ =============== ================ ================
(B)  Undistributed net investment income,                            $ 2,500        $ 21,267          $ 1,238             $ 48
     February 28, 2002                                       ================ =============== ================ ================


See Notes to Financial Statements.        4                         Forum Funds

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                           SELECTED DATA FOR A SINGLE SHARE                        RATIOS/SUPPLEMENTAL DATA
                                  ---------------------------------------------------       ----------------------------------------
                                                                                                 Net                Ratios to
                                                                                               Assets at      Average Net Assets (a)
                                 Beginning         Distributions Distributions Ending           End of   ---------------------------
                                 Net Asset    Net     from Net    from Net   Net Asset         Period               Net
Year Ended August 31             Value Per Investment Investment  Realized   Value Per Total   (000's       Net  Investment   Gross
(except as noted)                 Share     Income     Income       Gains      Share   Return  Omitted)  Expense  Income Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)             $1.00       0.01       (0.01)        -       1.00    1.02%   $190,045    0.20%    2.06%      0.27%
2001                               1.00       0.05       (0.05)        -       1.00    5.18%    167,593    0.20%    4.91%      0.29%
2000                               1.00       0.06       (0.06)        -       1.00    5.74%    108,372    0.20%    5.65%      0.33%
1999                               1.00       0.05       (0.05)        - (d)   1.00    4.67%     86,295    0.20%    4.58%      0.32%
1998 (c)                           1.00       0.03       (0.03)        -       1.00    3.34%    110,561    0.20%    5.41%      0.47%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)              1.00       0.01       (0.01)        -       1.00    0.90%     12,579    0.45%    1.82%      0.68%
2001                               1.00       0.05       (0.05)        -       1.00    4.92%     15,575    0.45%    4.62%      0.70%
2000                               1.00       0.05       (0.05)        -       1.00    5.48%      7,374    0.45%    5.25%      0.78%
1999                               1.00       0.04       (0.04)        -       1.00    4.46%     18,369    0.45%    4.34%      0.89%
1998 (c)                           1.00       0.02       (0.02)        -       1.00    2.19%      4,448    0.45%    5.16%      1.53%


DAILY ASSETS GOVERNMENT FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)              1.00       0.01       (0.01)        -       1.00    1.17%     26,724    0.20%    2.35%      0.68%
2001                               1.00       0.05       (0.05)        -       1.00    5.26%     29,100    0.20%    5.24%      0.57%
2000                               1.00       0.06       (0.06)        -       1.00    5.93%     39,777    0.20%    5.78%      0.65%
1999                               1.00       0.05       (0.05)        -       1.00    4.92%     28,709    0.20%    4.81%      0.61%
1998 (c)                           1.00       0.01       (0.01)        -       1.00    0.89%     36,095    0.20%    5.26%      0.69%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)              1.00       0.01       (0.01)        -       1.00    1.04%      1,335    0.45%    2.21%      1.90%
2001                               1.00       0.05       (0.05)        -       1.00    5.00%      2,658    0.45%    4.95%      1.31%
2000                               1.00       0.06       (0.06)        -       1.00    5.66%      3,140    0.45%    5.44%      1.37%
1999                               1.00       0.05       (0.05)        -       1.00    4.66%      5,775    0.45%    4.57%      1.15%
1998                               1.00       0.05       (0.05)        -       1.00    5.04%      9,485    0.46%    4.93%      0.91%
April 1 to August 31, 1997         1.00       0.02       (0.02)        -       1.00    2.01%     44,116    0.50%    4.76%      0.95%
Year Ended March 31, 1997 (c)      1.00       0.05       (0.05)        -       1.00    4.80%     43,975    0.50%    4.70%      0.99%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)              1.00       0.01       (0.01)        -       1.00    0.89%        850    0.75%    1.63%      5.44%
2001                               1.00       0.05       (0.05)        -       1.00    4.68%        428    0.75%    4.62%      5.93%
2000                               1.00       0.05       (0.05)        -       1.00    5.35%        442    0.75%    5.12%      4.28%
1999 (c)                           1.00       0.04       (0.04)        - (d)   1.00    4.43%        703    0.75%    4.25%      5.45%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.
(e) Unaudited.


See Notes to Financial Statements.        5                         Forum Funds

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SELECTED DATA FOR A SINGLE SHARE                        RATIOS/SUPPLEMENTAL DATA
                                 --------------------------------------------------          --------------------------------------
                                                                                                 Net                Ratios to
                                                                                              Assets at       Average Net Assets (a)
                                Beginning         Distributions Distributions Ending            End of  ----------------------------
                                Net Asset    Net      from Net   from Net   Net Asset          Period             Net
Year Ended August 31            Value Per Investment Investmen   Realized   Value Per   Total    (000's     Net  Investment  Gross
(except as noted)                 Share     Income    Income      Gains      Share     Return  Omitted) Expenses  Income Expenses(b)
------------------------------------------------------------------------------------------------------------------------------------
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)            $  1.00     0.01     (0.01)         -       $ 1.00     1.28%   $ 60,412   0.20%    2.58%      0.31%
2001                                1.00     0.05     (0.05)         - (d)     1.00     5.34%     56,093   0.20%    5.18%      0.32%
2000                                1.00     0.06     (0.06)         - (d)     1.00     5.94%     34,909   0.20%    5.83%      0.37%
1999                                1.00     0.05     (0.05)         -         1.00     4.98%     26,627   0.20%    4.85%      0.40%
1998 (c)                            1.00     0.03     (0.03)         -         1.00     3.24%     15,352   0.20%    5.43%      0.74%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)               1.00     0.01     (0.01)         -         1.00     1.15%     42,227   0.45%    2.35%      0.61%
2001                                1.00     0.05     (0.05)         - (d)     1.00     5.08%     46,764   0.45%    5.04%      0.62%
2000                                1.00     0.06     (0.06)         - (d)     1.00     5.68%     57,347   0.45%    5.67%      0.70%
1999                                1.00     0.05     (0.05)         -         1.00     4.72%     22,328   0.45%    4.54%      0.80%
1998 (c)                            1.00     0.02     (0.02)         -         1.00     2.22%      2,390   0.45%    5.16%      2.13%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)               1.00     0.01     (0.01)         -         1.00     0.93%        403   0.90%    1.84%      5.10%
2001                                1.00     0.05     (0.05)         - (d)     1.00     4.61%        364   0.90%    4.48%      5.46%
2000                                1.00     0.05     (0.05)         - (d)     1.00     5.21%        406   0.90%    5.33%      6.24%
1999                                1.00     0.04     (0.04)         -         1.00     4.32%         11   0.84%    4.24%    148.94%
1998 (c)                            1.00     0.02     (0.02)         -         1.00     0.35%         10   0.78%    5.06%    766.21%


DAILY ASSETS CASH FUND

Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)               1.00     0.01     (0.01)         -         1.00     1.25%     65,796   0.20%    2.45%      0.29%
2001                                1.00     0.05     (0.05)         -         1.00     5.50%     56,263   0.20%    5.20%      0.31%
2000                                1.00     0.06     (0.06)         -         1.00     6.05%     42,165   0.20%    5.93%      0.34%
1999                                1.00     0.05     (0.05)         -         1.00     5.07%     38,926   0.20%    4.93%      0.35%
1998 (c)                            1.00     0.03     (0.03)         -         1.00     2.70%     28,396   0.20%    5.46%      0.68%

Institutional Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)               1.00     0.01     (0.01)         -         1.00     1.12%     55,515   0.45%    2.25%      0.61%
2001                                1.00     0.05     (0.05)         -         1.00     5.23%     54,475   0.45%    5.14%      0.62%
2000                                1.00     0.06     (0.06)         -         1.00     5.78%     52,428   0.45%    5.61%      0.66%
1999                                1.00     0.05     (0.05)         - (d)     1.00     4.81%     58,661   0.45%    4.59%      0.70%
1998                                1.00     0.05     (0.05)         -         1.00     5.34%      5,235   0.46%    5.22%      0.90%
1997 (c)                            1.00     0.05     (0.05)         -         1.00     4.70%     12,076   0.52%    5.06%      1.22%

Investor Shares
------------------------------------------------------------------------------------------------------------------------------------
Six months ended
February 28, 2002 (e)               1.00     0.01     (0.01)         -         1.00     0.90%        500   0.90%    1.81%      3.52%
2001                                1.00     0.05     (0.05)         -         1.00     4.76%        585   0.90%    4.79%      3.37%
2000                                1.00     0.05     (0.05)         -         1.00     5.31%      4,333   0.90%    5.58%      1.84%
1999                                1.00     0.04     (0.04)         -         1.00     4.40%        458   0.90%    4.13%      9.24%
1998 (c)                            1.00     0.02     (0.02)         -         1.00     0.37%         10   0.78%    5.25%    709.02%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.
(e) Unaudited.


See Notes to Financial Statements.        6                         Forum Funds

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 23 active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"), each a diversified series of the Trust. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund (except Daily Assets Treasury Obligations Fund) currently is authorized to issue three classes of shares: Institutional Shares, Institutional Service Shares, and Investor Shares. Daily Assets Treasury Obligations Fund is authorized to issue two classes of shares: Institutional Shares and Institutional Service Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Fund (Investor Shares)                                 September 29, 1998
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 2002, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 49.3%; the Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 20.0%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 8.2%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.


                                       7                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares also incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended February 28, 2002, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR - The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets of each share class.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the Fund's average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account fees and out-of-pocket expenses. In addition, FSS is paid an annual fee of $12,000 per share class.


                                      8                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Shares of each other Fund. The Board's approval of the plan, however, was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking further Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives a monthly base fee per Fund of $1,000, plus $1,000 per month for each additional share class.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the six months ended February 28, 2002, fees waived and expenses reimbursed were as follows:

                                                            TRANSFER   SHAREHOLDER                            REIMBURSED
                                            ADMINISTRATION    AGENT     SERVICES   DISTRIBUTION  ACCOUNTING    EXPENSES     TOTAL

Daily Assets Treasury Obligations Fund         $ 44,075    $ 10,408   $  8,837     $      -      $ 12,000     $     -    $ 75,320
Daily Assets Government Fund                      7,593      26,952      3,404          398        18,000       8,978      65,325
Daily Assets Government Obligations Fund         27,000      29,597      5,187            -        18,000       1,958      81,742
Daily Assets Cash Fund                           24,702      26,421     12,215          526        18,000       1,035      82,899


                                      9                             FORUM FUNDS

-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

      FACE                    SECURITY
     Amount                  Description                        Value
----------------- ----------------------------------  --------------------------

U.S.TREASURY BILLS   (A) - 72.7%
$   200,000,000      1.72%, 3/14/02                         $  199,877,944
    100,000,000      1.79%, 7/5/02                              99,387,500
                                                           ---------------
Total U.S. Treasury Bills                                      299,265,444
                                                           ---------------

REPURCHASE AGREEMENTS - 27.3%
     52,087,000      Bank of America Corp., 1.85%,
                     3/1/02, to be repurchased at
                     $52,089,677; collateralized by
                     various U.S. Treasury Obligations          52,087,000
      60,170,000     Salomon Smith Barney, 1.86%,
                     3/1/02, to be repurchased at
                     $60,173,109; collateralized by
                     various U.S. Treasury Obligations          60,170,000
                                                           ---------------
 Total Repurchase Agreements                                   112,257,000
                                                           ---------------

 Total Investments at Amortized Cost - 100.0%               $  411,522,444
 Other Assets and Liabilities, Net - 0.0%                           19,678
                                                           ---------------
 Total Net Assets - 100.0%                                  $  411,542,122
                                                           ===============

 (A) Annualized yields at time of purchase.


See Notes to Financial Statements.        10                        Forum Funds

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                 DESCRIPTION                      VALUE
---------------  -----------------------------------  ----------------

U.S. GOVERNMENT SECURITIES - 97.4%

FEDERAL FARM CREDIT BANK - DISCOUNT NOTES (A) - 4.8%
$  1,400,000     1.84%,  3/11/02                         $ 1,399,300
                                                     ----------------

 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 92.6%
   1,042,000     1.68%,  3/5/02                            1,041,808
   3,000,000     1.70%,  3/8/02                            2,999,026
   1,500,000     1.72%, 3/15/02                            1,499,012
     844,000     1.92%, 3/22/02                              843,075
     586,000     2.13%, 3/25/02                              585,188
   1,800,000     1.82%, 3/27/02                            1,797,686
   2,500,000     1.75%,  4/3/02                            2,496,058
   2,700,000     1.72%, 4/10/02                            2,694,937
     950,000     1.75%, 4/17/02                              947,867
   1,600,000     1.73%, 4/19/02                            1,596,298
   2,500,000     1.74%, 4/26/02                            2,493,350
   3,410,000     1.75%,  5/8/02                            3,398,921
   2,685,000     1.76%, 5/10/02                            2,675,969
   1,735,000     1.76%, 5/22/02                            1,728,164
                                                     ----------------
 Total Federal Home Loan Bank - Discount Notes            26,797,359
                                                     ----------------
 Total U.S. Government Securities                         28,196,659
                                                     ----------------

    SHARES
---------------

 CASH MANAGEMENT ACCOUNTS - 2.6%
     752,265     Dreyfus Treasury Prime Cash
                 Management Fund, "A", 1.70%                 752,265
                                                     ----------------
 Total Investments at Amortized Cost - 100.0%           $ 28,948,924
 Other Assets and Liabilities, Net - 0.0%                     (2,101)
                                                     ----------------
 Total Net Assets - 100.0%                              $ 28,946,823
                                                     ================
 (A) Annualized yields at time of purchase.


See Notes to Financial Statements.        11                        Forum Funds

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

     FACE                   SECURITY                                 FACE                    SECURITY
    AMOUNT                DESCRIPTION                VALUE          AMOUNT                 DESCRIPTION                   VALUE
----------------  ----------------------------- ---------------  -------------  ----------------------------------- ---------------
U.S. GOVERNMENT SECURITIES - 63.1%                               SMALL BUSINESS ADMINISTRATION
                                                                     $ 68,545   Pool #503780, 2.38%, 3/25/22          $      68,666
FEDERAL HOME LOAN BANK - 1.9%                                       2,335,918   Pool #503882, 2.25%, 9/25/22              2,334,020
    $10,000,000   4.38%, 4/9/02                   $ 10,001,090        863,370   Pool #503892, 2.38%, 7/25/22                864,148
                                                ---------------
                                                                    2,367,704   Pool #503909, 2.25%, 10/25/22             2,366,752
FEDERAL HOME LOAN BANK- DISCOUNT NOTES (A) - 11.8%                  1,757,583   Pool #504015, 2.25%, 1/25/23              1,757,229
     30,000,000   2.24%, 4/10/02                    29,927,000      1,444,500   Pool #504062, 2.25%, 2/25/23              1,444,500
     31,156,000   1.80%, 6/14/02                    30,996,066      3,211,172   Pool #504074, 2.25%, 2/25/23              3,211,172
                                                ---------------
Total Federal Home Loan Bank - Discount Notes       60,923,066        789,139   Pool #504203, 2.38%, 7/25/13                790,530
                                                ---------------
                                                                    1,255,970   Pool #504269, 2.38%, 5/25/15              1,258,145
FEDERAL HOME LOAN MORTGAGE CORPORATION- DISCOUNT NOTES (A) - 14.5%    907,337   Pool #504345, 2.38%, 5/25/18                907,337
     75,000,000   1.74%, 4/4/02                     74,878,875      3,553,323   Pool #504366, 2.13%, 2/25/24              3,550,674
                                                ---------------
                                                                    8,611,686   Pool #504719, 2.38%, 7/25/24              8,611,686
FEDERAL NATIONAL MORTGAGE ASSOCIATION- DISCOUNT NOTES (A) - 20.7%   3,570,322   Pool #504727, 2.38%, 9/25/24              3,570,322
     34,163,000   3.46%, 3/7/02                     34,143,925      6,847,255   Pool #504765, 2.38%, 10/25/09             6,831,916
     23,022,000   3.47%, 4/5/02                     22,947,018      6,712,096   Pool #504769, 2.38%, 10/25/24             6,712,096
     50,000,000   1.97%, 5/2/02                     49,834,667      2,613,085   Pool #505204, 2.50%, 9/25/25              2,612,509
                                                ---------------
Total Federal National Mortgage Association-                        2,314,951   Pool #505205, 2.56%, 9/25/07              2,314,525
                                                                                                                    ---------------
Discount Notes                                    106,925,610       Total Small Business Administration                  73,509,956
                                                ---------------                                                     ---------------
                                                                    Total U.S. Government Securities                    326,238,597
                                                                                                                    ---------------
 SMALL BUSINESS ADMINISTRATION (B) - 14.2%
        374,771   Pool #501077, 3.25%, 11/25/14        374,771      REPURCHASE AGREEMENTS - 36.4%
        687,736   Pool #501308, 3.25%, 10/25/15        687,736      75,000,000  Bank of America Corp., 1.87%, 3/1/02,
      1,216,015   Pool #501543, 3.13%, 7/25/16       1,216,015                  to be repurchased at $75,003,896;
        326,785   Pool #501690, 2.88%, 12/25/16        326,785                  collateralized by various U.S.
        450,319   Pool #501898, 3.00%, 7/25/17         450,319                  Government Agency Securities             75,000,000
      2,770,879   Pool #502150, 2.75%, 2/25/18       2,791,013      77,610,000  Goldman Sachs & Co., Inc., 1.87%,
        127,602   Pool #502161, 2.75%, 2/25/18         127,602                  3/1/02, to be repurchased at $77,614,031;
      1,123,843   Pool #502208, 2.75%, 2/25/18       1,128,939                  collateralized by various U.S.
        157,277   Pool #502306, 2.75%, 2/25/18         157,277                  Government Agency Securities             77,610,000
        178,236   Pool #502613, 2.75%, 4/25/19         178,236      35,434,000  Salomon Smith Barney, 1.85%, 3/1/02,
        439,892   Pool #503058, 2.63%, 7/25/15         439,892                  to be repurchased at $35,435,821;
        888,991   Pool #503082, 2.63%, 9/25/20         888,991                  collateralized by various U.S.
        307,016   Pool #503120, 2.63%, 10/25/20        307,016                  Government Agency Securities             35,434,000
        254,855   Pool #503121, 2.63%, 9/25/15         254,855                                                      ---------------
      4,089,126   Pool #503152, 2.38%, 11/25/20      4,089,126      Total Repurchase Agreements                         188,044,000
        442,908   Pool #503232, 2.38%, 12/25/15        442,908                                                      ---------------
        410,991   Pool #503278, 2.38%, 2/25/21         411,016
      1,346,938   Pool #503431, 2.50%, 7/25/21       1,347,528      Total Investments at Amortized Cost - 99.5%       $ 514,282,597
      1,309,615   Pool #503461, 2.50%, 9/25/21       1,310,019      Other Assets and Liabilities, Net - 0.5%              2,482,727
        290,899   Pool #503472, 2.50%, 8/25/21         290,899                                                      ---------------
        450,970   Pool #503553, 2.38%, 11/25/21        450,139      Total Net Assets - 100.0%                         $ 516,765,324
      4,131,762   Pool #503614, 2.38%, 1/25/22       4,131,762                                                      ===============
      1,653,831   Pool #503671, 2.38%, 3/25/22       1,653,831
        847,054   Pool #503754, 2.38%, 5/25/22         847,054      (A) Annualized yields at time of purchase.
                                                                    (B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the
                                                                        longer of the demand period or time to the next
                                                                        readjustment. The interest rates shown reflect the rate in effect on February 28, 2002.


See Notes to Financial Statements.        12                        Forum Funds

--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

      FACE                   SECURITY                                  FACE                 SECURITY
     Amount                 Description                Value          Amount               Description                   Value
----------------- -------------------------------- -------------- -------------- --------------------------------  -----------------

 U.S. Government Securities - 6.4%                                 COMMERCIAL PAPER (A) CONTINUED
                                                                    $20,000,000  Transamerica Financial Corp.,
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - DISCOUNT NOTES (A) - 4.7%               2.51%, 3/15/02                        $ 19,980,944
 $  70,000,000    1.80%, 5/29/02                     $69,693,692     30,000,000  Transamerica Financial Corp.,
                                                   --------------                2.27%, 4/25/02                          29,898,709
                                                                     50,000,000  Verizon Global, 2.55%, 4/2/02           49,889,778
 SMALL BUSINESS ADMINISTRATION (B) - 1.7%                            20,000,000  Verizon Global, 2.42%, 7/2/02           19,839,417
       137,578    Pool #500536, 3.75%, 5/25/13           137,857     75,000,000  Windmill Funding Corp., 1.80%,
       125,454    Pool #500730, 4.63%, 2/25/04           125,454                 3/15/02                                 74,948,375
       454,437    Pool #501733, 2.75%, 2/25/17           457,656                                                  -----------------
       610,954    Pool #501989, 2.88%, 10/25/12          611,542   Total Commercial Paper                               899,194,755
        85,323    Pool #502914, 2.75%, 3/25/15            85,323                                                  -----------------
     1,019,418    Pool #503121, 2.63%, 9/25/15         1,019,418
       831,300    Pool #503429, 2.50%, 6/25/16           831,300   CORPORATE NOTES (B) - 13.4%
       327,404    Pool #503461, 2.50%, 9/25/21           327,515      5,000,000  Bank of America Corp., 8.13%, 6/15/02    5,087,638
     1,661,445    Pool #503553, 2.38%, 11/25/21        1,657,861     50,000,000  Bear, Stearns & Co., Inc., 1.88%,
     1,270,581    Pool #503754, 2.38%, 5/25/22         1,270,581                 7/31/02                                 50,000,000
     2,232,293    Pool #503882, 2.25%, 9/25/22         2,230,471     25,000,000  Bear, Stearns & Co., Inc., 1.89%,
     2,766,259    Pool #503912, 2.25%, 10/25/22        2,764,922                 9/24/02                                 25,000,000
     3,357,714    Pool #504015, 2.25%, 1/25/23         3,356,940     70,000,000  CIT Group Holdings, 1.93%, 4/24/02      69,994,731
    11,195,607    Pool #504366, 2.13%, 2/25/24        11,187,212     50,000,000  Harris Trust & Savings, 4.41%,
                                                   --------------                4/9/02                                  49,999,466
 Total Small Business Administration                  26,064,052                                                   -----------------
                                                   --------------  Total Corporate Notes                                200,081,835
 Total U.S. Government Securities                     95,757,744                                                   -----------------
                                                   --------------
                                                                   REPURCHASE AGREEMENTS - 24.4%
 COMMERCIAL PAPER  (A) - 60.3%                                      165,000,000  Bank of America Corp., 1.87%, 3/1/02,
    65,000,000    BNP Paribas Finance, 1.78%, 3/15/02 64,955,764                 to be repurchased at $165,008,571;
    75,000,000    Deutsche Bank Financial, Inc.,                                 collateralized by various U.S.
                  1.78%, 4/3/02                       74,880,375                 Government Agency Securities           165,000,000
    28,401,000    Edison Asset Security, 1.80%, 4/15/028,338,163    165,210,000  Goldman Sachs & Co., 1.87%, 3/1/02,
    60,423,000    Forrestal Funding, Inc., 1.83%,                                to be repurchased at $165,218,582;
                  4/12/02                             60,296,112                 collateralized by various U.S.
    50,000,000    General Electric Capital Corp., 2.36%,                         Government Agency Securities           165,210,000
                  4/10/02                             49,872,222     33,638,000  Salomon Smith Barney, 1.85%,
    15,000,000    General Electric Capital Corp., 2.36%,                         3/1/02, to be repurchased at
                  4/11/02                             14,960,708                 $33,639,729; collateralized by
    50,000,000    Goldman Sachs & Co., 1.81%, 4/4/02  49,915,945                 various U.S. Government Agency
    50,000,000    International Lease Finance Corp.,                             Securities                              33,638,000
                  1.83%, 4/3/02                       49,917,715                                                  -----------------
    67,085,000    Merck & Company, Inc., 2.29%,                    Total Repurchase Agreements                          363,848,000
                  4/12/02                             66,910,467                                                  -----------------
    70,000,000    Proctor & Gamble, Co., 1.82%,
                  5/1/02                              69,787,686   Total Investments at Amortized Cost - 104.5%     $ 1,558,882,334
    75,000,000    Salomon Smith Barney, 1.81%,                     Other Assets and Liabilities, Net - (4.5%)           (66,442,529)
                  3/15/02                             74,948,083                                                  -----------------
    25,000,000    SBC Communications, Inc., 2.12%,                 Total Net Assets - 100.0%                        $ 1,492,439,805
                  3/4/02                              24,995,667                                                  =================
    75,000,000    Societe Generale, Inc., 1.77%,
                  4/9/02                              74,858,625   (A)  Annualized yields at time of purchase.
                                                                   (B)  Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment.  The interest rates
                                                                        shown reflect the rate in effect on February 28, 2002.


See Notes to Financial Statements.        13                        Forum Funds

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                             TREASURY                              GOVERNMENT
                                                               CASH             GOVERNMENT            CASH               CASH
                                                             PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                        ------------------  -----------------  ------------------ ------------------

ASSETS
Investments (Note 2)
Securities at amortized cost                                 $ 299,265,444       $ 28,948,924       $ 326,238,597     $1,195,034,334
Repurchase agreements at amortized cost                        112,257,000                  -         188,044,000        363,848,000
                                                        ------------------  -----------------  ------------------ ------------------

Total investments, at amortized cost                           411,522,444         28,948,924         514,282,597      1,558,882,334
Cash                                                                28,132                  -              30,417             29,543
Interest and other receivables                                       5,786              1,524           2,475,258          3,281,944
Prepaid expenses                                                    11,929                522              16,165             36,631
                                                        ------------------  -----------------  ------------------ ------------------
Total Assets                                                   411,568,291         28,950,970         516,804,437      1,562,230,452
                                                        ------------------  -----------------  ------------------ ------------------

LIABILITIES
Payable for securities purchased                                         -                  -                   -         69,693,692
Payable to Adviser (Note 3)                                         10,538                  -              13,182             39,043
Payable to Administrator (Note 3)                                   15,631                  -              19,553             57,912
Accrued expenses and other liabilities                                   -              4,147               6,378                  -
                                                        ------------------  -----------------  ------------------ ------------------
Total Liabilities                                                   26,169              4,147              39,113         69,790,647
                                                        ------------------  -----------------  ------------------ ------------------

NET ASSETS                                                   $ 411,542,122       $ 28,946,823       $ 516,765,324     $1,492,439,805
                                                        ==================  =================  ================== ==================


See Notes to Financial Statements.        14                       Forum Funds

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - PORTFOLIOS
SIX MONTHS ENDED FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 TREASURY                           GOVERNMENT
                                                                   CASH           GOVERNMENT           CASH               CASH
                                                                PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            -----------------  ----------------  ----------------  -----------------

INVESTMENT INCOME
Interest income                                                   $ 5,063,540         $ 388,682      $ 10,766,463       $ 21,626,896
                                                            -----------------  ----------------  ----------------  -----------------

EXPENSES
Investment advisory (Note 3)                                           73,147             7,600           127,953            264,065
Administration (Note 3)                                               110,197             7,600           193,017            397,678
Custody (Note 3)                                                       37,831             2,676            61,691            143,050
Accounting (Note 3)                                                    27,250            27,250            27,250             27,250
Professional services                                                   8,385             5,903            10,034             15,700
Trustees                                                                3,425               233             2,379              6,878
Miscellaneous                                                           9,043               403            17,784             20,602
                                                            -----------------  ----------------  ----------------  -----------------
Total Expenses                                                        269,278            51,665           440,108            875,223
Fees waived (Note 4)                                                        -           (28,863)                -                  -
                                                            -----------------  ----------------  ----------------  -----------------
Net Expenses                                                          269,278            22,802           440,108            875,223
                                                            -----------------  ----------------  ----------------  -----------------

NET INVESTMENT INCOME                                               4,794,262           365,880        10,326,355         20,751,673

NET REALIZED GAIN ON INVESTMENTS SOLD                                       -                 2            15,800             34,028
                                                            -----------------  ----------------  ----------------  -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 4,794,262         $ 365,882      $ 10,342,155       $ 20,785,701
                                                            =================  ================  ================  =================


See Notes to Financial Statements.        15                       Forum Funds

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
YEAR ENDED AUGUST 31, 2001 AND SIX MONTHS ENDED FEBRUARY 28, 2002
--------------------------------------------------------------------------------

                                                             TREASURY                             GOVERNMENT
                                                               CASH            GOVERNMENT            CASH                CASH
                                                             PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2000                                 $ 467,447,181       $ 43,564,761      $ 756,628,040     $2,028,880,943
----------------------------
                                                         ------------------ ------------------ ------------------  -----------------

Operations
Net investment income                                           23,907,555          2,047,875         46,819,813        101,598,477
Net realized gain on investments sold                               30,104              1,733             50,707              9,777
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                      23,937,659          2,049,608         46,870,520        101,608,254
                                                         ------------------ ------------------ ------------------  -----------------

Transactions in Investors' Beneficial Interests
Contributions                                                2,064,933,420         28,192,751      5,512,896,279      2,497,672,921
Withdrawals                                                 (2,079,308,591)       (41,523,194)    (5,781,776,884)    (2,929,833,425)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests            (14,375,171)       (13,330,443)      (268,880,605)      (432,160,504)
                                                         ------------------ ------------------ ------------------  -----------------

Net Increase (Decrease) in Net Assets                            9,562,488        (11,280,835)      (222,010,085)      (330,552,250)
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2001                                   477,009,669         32,283,926        534,617,955      1,698,328,693
----------------------------
                                                         ------------------ ------------------ ------------------  -----------------

Operations
Net investment income                                            4,794,262            365,880         10,326,355         20,751,673
Net realized gain on investments sold                                    -                  2             15,800             34,028
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                       4,794,262            365,882         10,342,155         20,785,701
                                                         ------------------ ------------------ ------------------  -----------------

Transactions in Investors' Beneficial Interests
Contributions                                                  841,850,754         12,190,391      3,119,374,423        763,697,768
Withdrawals                                                   (912,112,563)       (15,893,376)    (3,147,569,209)      (990,372,357)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests            (70,261,809)        (3,702,985)       (28,194,786)      (226,674,589)
                                                         ------------------ ------------------ ------------------  -----------------

Net Decrease in Net Assets                                     (65,467,547)        (3,337,103)       (17,852,631)      (205,888,888)
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - FEBRUARY 28, 2002 (UNAUDITED)                   $ 411,542,122       $ 28,946,823      $ 516,765,324     $1,492,439,805
------------------------------------------
                                                         ================== ================== ==================  =================


See Notes to Financial Statements.        16                       Forum Funds

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996 and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the average daily net assets of the Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.


                                      17                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
FEBRUARY 28, 2002 (Unaudited)
--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. Effective January 1, 2002, FAcS receives a fee from each Portfolio of $5,000 per month, plus certain additional charges. Prior to January 1, 2002, FAcS received a fee from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio paid a fee of $4,000 per month, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as Core Trust's custodian and may employ subcustodians. For its services, the Custodian receives a fee at an annual rate of 0.025% for the first $1.5 billion of total Core Trust assets; 0.020% of the next $1 billion in total Core Trust assets; and 0.015% of the remaining total Core Trust assets.


NOTE 4.  WAIVER OF FEES

For the period ended February 28, 2002, Forum Advisors, FAdS and FAcS voluntarily waived a portion of their fees for Government Portfolio, as follows: investment advisory fees of $7,600, administration fees of $7,600 and accounting fees of $13,663.

NOTE 5.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers and reimbursements. Six-month information is annualized except for total return percentages.

                                                                                   Ratios to Average Net Assets
                                                                               -------------------------------------
                                                                                Net
                                                                            Investment        Net           Gross          Total
YEAR ENDED AUGUST 31 (EXCEPT AS NOTED)                                        INCOME        EXPENSES       EXPENSES        RETURN
-----------------------------------------------------------------------       ------        --------       --------        ------
Treasury Cash Portfolio
       Six Months Ended February 28, 2002..............................        2.18%          0.12%          0.12%         1.06%
       2001............................................................        5.09%          0.13%          0.13%         5.25%
       2000............................................................        5.69%          0.13%          0.13%         5.80%
       1999............................................................        4.69%          0.14%          0.14%         4.77%
       1998............................................................        5.34%          0.15%          0.17%         5.50%
       1997............................................................        5.20%          0.15%          0.18%         5.31%
Government Portfolio
       Six Months Ended February 28, 2002..............................        2.41%          0.15%          0.34%         1.19%
       2001............................................................        5.27%          0.15%          0.27%         5.30%
       2000............................................................        5.80%          0.15%          0.31%         5.96%
       1999............................................................        4.85%          0.15%          0.30%         4.95%
       1998............................................................        5.26%          0.15%          0.29%         5.39%
       April 1 to August 31, 1997......................................        5.11%          0.15%          0.36%         2.34%
       Year Ended March 31, 1997.......................................        5.04%          0.15%          0.33%         5.45%
Government Cash Portfolio
       Six Months Ended February 28, 2002..............................        2.68%          0.11%          0.11%         1.32%
       2001............................................................        5.28%          0.11%          0.11%         5.42%
       2000............................................................        5.85%          0.12%          0.12%         6.01%
       1999............................................................        4.94%          0.12%          0.12%         5.04%
       1998............................................................        5.52%          0.13%          0.13%         5.70%
       1997............................................................        5.38%          0.14%          0.14%         5.53%
Cash Portfolio
       Six Months Ended February 28, 2002..............................        2.61%          0.11%          0.11%         1.29%
       2001............................................................        5.49%          0.11%          0.11%         5.58%
       2000............................................................        6.03%          0.11%          0.11%         6.12%
       1999............................................................        5.00%          0.12%          0.12%         5.14%
       1998............................................................        5.55%          0.13%          0.13%         5.75%
       1997............................................................        5.45%          0.15%          0.15%         5.54%


                                       18                            FORUM FUNDS

FOR MORE INFORMATION                                                                    FORUM
                                                                                        FUNDS



                                                                                DAILY ASSETS TREASURY
                                                                                   OBLIGATIONS FUND


                                                                                     DAILY ASSETS
                                                                                    GOVERNMENT FUND


                                                                                DAILY ASSETS GOVERNMENT
                                                                                    OBLIGATIONS FUND


                                                                                DAILY ASSETS CASH FUND




                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101




                                  DISTRIBUTOR
                            Forum fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101


                                                                                        [LOGO]
                                                                                      Forum Funds
                                                                                      P.O. Box 446
                                                                                  Portland, Maine 04112
               This report is authorized for distribution only to                      800-94FORUM
                 shareholders and to others who have received a                        207-879-0001
                  copy of an applicable Forum Funds prospectus.